REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2021
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company’s and Savings Bank’s actual capital ratios for fiscal 2021 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2021
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	$37,887	18.76%	$32,738	16.50%
To Be Well Capitalized	13,124	6.50	12,894	6.50
For Capital Adequacy Purposes	9,086	4.50	8,927	4.50
Tier 1 Capital (to Risk-Weighted Assets)
Actual	$37,887	18.76%	$32,738	16.50%
To Be Well Capitalized	16,153	8.00	15,870	8.00
For Capital Adequacy Purposes	12,114	6.00	11,902	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$38,480	19.06%	$33,331	16.80%
To Be Well Capitalized	20,191	10.00	19,837	10.00
For Capital Adequacy Purposes	16,153	8.00	15,870	8.00
Tier 1 Capital (to Average Total Assets)
Actual	$37,887	11.71%	$32,738	10.23%
To Be Well Capitalized	16,117	5.00	16,007	5.00
For Capital Adequacy Purposes	12,942	4.00	12,805	4.00

The Company’s and Savings Bank’s actual capital ratios for fiscal 2020 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2020
	WVS		West View Savings Bank

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	13,127	6.50	13,055	6.50
For Capital Adequacy Purposes	9,088	4.50	9,038	4.50
Tier 1 Capital (to Risk-Weighted Assets)
Actual	$37,469	18.55%	$32,508	16.19%
To Be Well Capitalized	16,157	8.00	16,068	8.00
For Capital Adequacy Purposes	12,118	6.00	12,051	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$38,140	18.88%	$33,179	16.52%
To Be Well Capitalized	20,196	10.00	20,085	10.00
For Capital Adequacy Purposes	16,157	8.00	16,068	8.00
Tier 1 Capital (to Average Total Assets)
Actual	$37,469	10.16%	$32,508	8.89%
To Be Well Capitalized	18,442	5.00	18,277	5.00
For Capital Adequacy Purposes	14,754	4.00	14,622	4.00